SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2021
Summary of Significant Accounting Policies
Schedule of operations includes a presentation of income (loss)

		For the Period
		From
		January 24,
	Three months	2020 (date of
	Ended	inception) to
	March 31,	March 31,
	2021	2020
Net income available to Class A common stockholders:
Interest income	$19,000	$—
Less: Income and franchise taxes	(19,000)	—
Net income attributable to Class A common stockholders	$—	$—

Net income available to Class B common stockholders:
Net loss	$(4,082,000)	$(2,000)
Less: amount attributable to Class A common stockholders	—	—
Net (loss) attributable to Class B common stockholders	$(4,082,000)	$(2,000)